Retirement Employee Benefits - Schedule of Main Actuarial Assumptions at Reporting Date (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Abstract]
Discount of the projected benefit obligation at present value	7.60%	7.40%	7.40%
Salary increase	5.00%	5.00%	5.00%
Remaining labor life	17 years 8 months 12 days	18 years 2 months 12 days	20 years 9 months 18 days
Inflation	4.20%	3.40%	3.50%